Stock-based compensation (VIDP) (Details 5) - Voluntary Incentive Deferral Plan [Member] CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD CAD / shares shares	Dec. 31, 2014 CAD CAD / shares shares	Dec. 31, 2013 CAD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The number of years in the plan period over which the additional units will vest	4 years
Deferred share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company's additional grant percentage of elected amount	25.00%
Incremental compensation cost from modification VIDP | CAD		CAD 0.0
Equity settled awards | Deferred share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period VIDP | CAD	CAD 1.0	CAD 1.0
Roll forward of the activity of deferred share units outstanding
Outstanding units at beginning of period	1,700,000
Granted	0
Vested	100,000
Settled	0
Outstanding units at end of period	1,800,000	1,700,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant date fair value outstanding units beginning of period | CAD / shares	CAD 76.29
Weighted-average grant date fair value units granted DSUs | CAD / shares	81.18
Weighted-average grant date fair value units vested during the year DSUs | CAD / shares	77.23
Weighted-average grant date fair value of units settled during the period | CAD / shares	76.38
Weighted-average grant date fair value outstanding units end of period | CAD / shares	CAD 76.44	CAD 76.29
The grant date fair value of equity settled DSUs | CAD	CAD 2.0
Aggregate intrinsic value of equity settled DSUs outstanding | CAD	132.0
Cash settled awards | Deferred share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of cash settled DSUs modified to equity settled awards		1,700,000
Number of employees affected by modification to VIDP plan		104
Fair value of awards vested during the period VIDP | CAD	CAD 0.0	CAD 0.0	CAD 1.0
Roll forward of the activity of deferred share units outstanding
Outstanding units at beginning of period	500,000
Granted	0
Vested	0
Settled	(100,000)
Outstanding units at end of period	400,000	500,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Average Grant Date Fair Value [Roll Forward]
Stock-based compensation liability outstanding DSUs | CAD	CAD 36.0	CAD 40.0
Stock price end of period | CAD / shares	CAD 77.35